Quarterly Holdings Report
for
Fidelity Advisor® Value Fund
January 31, 2026
FAV-NPRT1-0426
1.813029.121
Common Stocks - 98.5%
	Shares	Value ($)
BELGIUM - 0.4%
Materials - 0.4%
Chemicals - 0.4%
Syensqo SA	16,530	1,391,554
CANADA - 4.7%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear Inc	25,840	1,678,893
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Canadian Natural Resources Ltd	37,103	1,379,595
Cenovus Energy Inc	79,825	1,575,220
Cenovus Energy Inc (United States)	31,300	617,236
Imperial Oil Ltd	17,006	1,718,147
Imperial Oil Ltd (United States)	4,500	455,625
Secure Waste Infrastructure Corp (b)	111,084	1,433,368
South Bow Corp	35,358	1,004,405
TOTAL ENERGY		8,183,596
Financials - 0.2%
Capital Markets - 0.2%
Onex Corp Subordinate Voting Shares	9,036	769,916
Industrials - 0.9%
Ground Transportation - 0.3%
TFI International Inc	10,339	1,111,083
Machinery - 0.6%
ATS Corp (c)	42,440	1,206,204
NFI Group Inc (c)	75,911	922,093
		2,128,297
TOTAL INDUSTRIALS		3,239,380
Materials - 0.7%
Chemicals - 0.5%
Methanex Corp (United States)	35,013	1,670,820
Paper & Forest Products - 0.2%
Interfor Corp (c)	119,559	892,972
TOTAL MATERIALS		2,563,792
TOTAL CANADA		16,435,577
FRANCE - 0.6%
Communication Services - 0.1%
Media - 0.1%
JCDecaux SE	22,318	440,999
Energy - 0.5%
Energy Equipment & Services - 0.5%
Vallourec SACA	79,248	1,677,708
TOTAL FRANCE		2,118,707
GERMANY - 0.8%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (c)	6,698	761,897
Industrials - 0.6%
Electrical Equipment - 0.6%
Siemens Energy AG (c)	11,414	1,955,702
TOTAL GERMANY		2,717,599
HONG KONG - 0.5%
Financials - 0.5%
Insurance - 0.5%
Prudential PLC	97,101	1,594,908
ISRAEL - 0.8%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (c)	42,074	1,433,882
Information Technology - 0.3%
IT Services - 0.3%
Wix.com Ltd (c)	13,970	1,213,155
TOTAL ISRAEL		2,647,037
MEXICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Grupo Televisa SAB ADR	152,059	497,233
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA	77,460	816,455
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	67,400	1,336,603
PUERTO RICO - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liberty Latin America Ltd Class C (c)	87,384	679,847
Financials - 0.5%
Banks - 0.5%
Popular Inc	12,381	1,653,235
TOTAL PUERTO RICO		2,333,082
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	24,860	768,924
UNITED KINGDOM - 1.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Subsea 7 SA	31,040	791,592
Financials - 0.3%
Capital Markets - 0.3%
Marex Group PLC	30,890	1,219,537
Utilities - 0.7%
Electric Utilities - 0.7%
SSE PLC	62,076	2,063,248
TOTAL UNITED KINGDOM		4,074,377
UNITED STATES - 87.5%
Communication Services - 0.8%
Interactive Media & Services - 0.2%
ZoomInfo Technologies Inc (c)	98,582	793,585
Media - 0.6%
Nexstar Media Group Inc	7,685	1,632,140
Thryv Holdings Inc (c)	67,981	326,989
		1,959,129
TOTAL COMMUNICATION SERVICES		2,752,714
Consumer Discretionary - 7.7%
Automobile Components - 0.5%
Patrick Industries Inc	12,824	1,618,004
Distributors - 0.3%
LKQ Corp	40,430	1,328,126
Diversified Consumer Services - 0.6%
Driven Brands Holdings Inc (b)(c)	129,390	2,012,015
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp (c)	24,780	743,896
Hilton Grand Vacations Inc (c)	34,485	1,555,618
		2,299,514
Household Durables - 1.5%
Mohawk Industries Inc (c)	13,997	1,656,965
Newell Brands Inc	172,590	733,507
Somnigroup International Inc	18,301	1,607,743
Whirlpool Corp (b)	16,327	1,305,997
		5,304,212
Leisure Products - 0.8%
BRP Inc Subordinate Voting Shares	16,826	1,269,936
Brunswick Corp/DE	21,397	1,716,467
		2,986,403
Specialty Retail - 3.0%
Academy Sports & Outdoors Inc	16,589	912,561
Bath & Body Works Inc	109,634	2,390,021
Gap Inc/The	37,178	1,040,240
Lithia Motors Inc Class A	5,607	1,813,528
Murphy USA Inc	3,860	1,630,889
Signet Jewelers Ltd (b)	11,161	1,029,825
Upbound Group Inc	85,574	1,617,349
		10,434,413
Textiles, Apparel & Luxury Goods - 0.3%
Samsonite Group SA (d)(e)	490,470	1,241,854
TOTAL CONSUMER DISCRETIONARY		27,224,541
Consumer Staples - 2.8%
Beverages - 1.0%
Keurig Dr Pepper Inc	45,133	1,238,450
Primo Brands Corp Class A	119,229	2,258,197
		3,496,647
Consumer Staples Distribution & Retail - 0.2%
Grocery Outlet Holding Corp (c)	61,350	584,666
Sprouts Farmers Market Inc (c)	5,550	393,550
		978,216
Food Products - 1.6%
Bunge Global SA	11,762	1,339,456
Darling Ingredients Inc (c)	47,342	2,161,636
Ingredion Inc	17,300	2,043,130
		5,544,222
TOTAL CONSUMER STAPLES		10,019,085
Energy - 5.4%
Energy Equipment & Services - 1.9%
Atlas Energy Solutions Inc (b)	58,719	685,251
Baker Hughes Co Class A	16,100	902,244
Expro Group Holdings NV (c)	116,197	1,860,314
Tenaris SA	55,880	1,241,260
Weatherford International PLC	20,279	1,907,848
		6,596,917
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp (c)	10,673	388,177
Cheniere Energy Inc	1,447	306,069
Core Natural Resources Inc	17,644	1,682,885
Delek US Holdings Inc	37,239	1,098,923
Diamondback Energy Inc	4,295	704,165
Kinder Morgan Inc	29,200	890,308
Phillips 66	13,990	2,008,404
Range Resources Corp	13,895	525,926
Sunoco LP	19,970	1,149,873
Targa Resources Corp (b)	13,531	2,719,460
Valero Energy Corp	5,200	943,436
		12,417,626
TOTAL ENERGY		19,014,543
Financials - 13.1%
Banks - 2.4%
East West Bancorp Inc	14,268	1,632,830
First Citizens BancShares Inc/NC Class A	821	1,699,117
First Citizens BancShares Inc/NC Class B	210	362,246
KeyCorp	74,268	1,598,247
Webster Financial Corp	27,430	1,804,071
Western Alliance Bancorp	13,911	1,240,166
		8,336,677
Capital Markets - 2.3%
Ameriprise Financial Inc	4,995	2,633,314
BGC Group Inc Class A	146,263	1,332,456
Blue Owl Capital Inc Class A	130,520	1,780,293
Raymond James Financial Inc	9,025	1,496,887
State Street Corp	4,580	599,339
Victory Capital Holdings Inc Class A	5,710	402,725
		8,245,014
Consumer Finance - 1.7%
Credit Acceptance Corp (c)	2,420	1,205,741
OneMain Holdings Inc	29,299	1,920,256
PROG Holdings Inc	35,299	1,145,100
SLM Corp	70,796	1,922,111
		6,193,208
Financial Services - 4.1%
Apollo Global Management Inc	12,317	1,657,129
Corpay Inc (c)	6,940	2,183,533
Fiserv Inc (c)	12,280	782,604
Global Payments Inc	22,151	1,589,113
NCR Atleos Corp (c)	34,951	1,303,672
PennyMac Financial Services Inc	8,561	855,415
Remitly Global Inc (c)	99,410	1,314,200
Shift4 Payments Inc Class A (b)(c)	21,450	1,266,408
Voya Financial Inc	21,710	1,664,289
WEX Inc (c)	10,824	1,665,814
		14,282,177
Insurance - 2.6%
First American Financial Corp	28,464	1,798,356
Globe Life Inc	7,240	1,015,192
Primerica Inc	6,981	1,836,282
Reinsurance Group of America Inc	13,924	2,823,091
Travelers Companies Inc/The	5,350	1,522,129
		8,995,050
TOTAL FINANCIALS		46,052,126
Health Care - 11.3%
Biotechnology - 0.7%
Biogen Inc (c)	1,507	271,094
BioMarin Pharmaceutical Inc (c)	1,055	59,650
Exact Sciences Corp (c)	3,500	358,190
Insmed Inc (c)	387	60,709
Legend Biotech Corp ADR (c)	3,173	55,528
Moderna Inc (c)	27,401	1,207,562
Nuvalent Inc Class A (c)	395	40,642
Revolution Medicines Inc (c)	1,796	174,122
Roivant Sciences Ltd (c)	2,992	64,687
United Therapeutics Corp (c)	408	191,552
Viking Therapeutics Inc (c)	879	25,525
Viridian Therapeutics Inc (c)	2,816	92,928
		2,602,189
Health Care Equipment & Supplies - 2.7%
Align Technology Inc (c)	755	123,088
Baxter International Inc	51,982	1,043,279
Becton Dickinson & Co	5,390	1,096,757
Cooper Cos Inc/The (c)	2,769	225,341
GE HealthCare Technologies Inc	5,543	437,731
Globus Medical Inc Class A (c)	1,204	109,179
Hologic Inc (c)	1,486	111,346
Lantheus Holdings Inc (c)	22,740	1,521,761
Masimo Corp (c)	310	42,572
Medline Inc Class A	666	29,436
QuidelOrtho Corp (c)	63,699	1,730,702
ResMed Inc	728	188,050
Solventum Corp (c)	22,573	1,737,444
STERIS PLC	881	231,351
Teleflex Inc	7,300	761,901
Zimmer Biomet Holdings Inc	2,345	204,179
		9,594,117
Health Care Providers & Services - 4.3%
Acadia Healthcare Co Inc (c)	97,882	1,315,534
AdaptHealth Corp (c)	156,596	1,573,790
BrightSpring Health Services Inc (c)	46,240	1,815,845
Cardinal Health Inc	533	114,531
Cencora Inc	1,590	571,160
Centene Corp (c)	5,205	225,481
Cigna Group/The	4,610	1,263,647
CVS Health Corp	19,885	1,481,830
Encompass Health Corp	2,419	228,668
Henry Schein Inc (c)	1,200	90,576
Humana Inc	1,304	254,541
LifeStance Health Group Inc (c)	112,428	794,866
Molina Healthcare Inc (c)	9,767	1,754,056
PACS Group Inc (c)	73,824	2,492,298
Privia Health Group Inc (c)	1,122	26,052
Quest Diagnostics Inc	2,463	460,655
Tenet Healthcare Corp (c)	994	188,144
		14,651,674
Health Care Technology - 0.0%
Veeva Systems Inc Class A (c)	173	35,278
Waystar Holding Corp (c)	1,387	36,839
		72,117
Life Sciences Tools & Services - 2.0%
Agilent Technologies Inc	3,285	439,697
Avantor Inc (c)	8,314	90,789
Bruker Corp	18,446	816,973
Charles River Laboratories International Inc (c)	361	75,983
Fortrea Holdings Inc (c)	64,829	1,089,775
ICON PLC (c)	10,520	1,896,230
Illumina Inc (c)	1,658	240,095
IQVIA Holdings Inc (c)	9,426	2,169,395
Revvity Inc	1,678	182,566
West Pharmaceutical Services Inc	472	109,089
		7,110,592
Pharmaceuticals - 1.6%
Elanco Animal Health Inc (c)	44,979	1,083,094
GSK PLC ADR	16,540	853,464
Jazz Pharmaceuticals PLC (c)	9,894	1,627,464
Royalty Pharma PLC Class A	4,702	195,979
Viatris Inc	147,051	1,924,898
		5,684,899
TOTAL HEALTH CARE		39,715,588
Industrials - 21.1%
Aerospace & Defense - 0.6%
Textron Inc	25,180	2,217,351
Air Freight & Logistics - 1.6%
FedEx Corp	4,776	1,539,066
Forward Air Corp Class A (b)(c)	35,460	988,624
GXO Logistics Inc (c)	28,974	1,639,639
United Parcel Service Inc Class B	13,590	1,443,530
		5,610,859
Building Products - 2.0%
Gibraltar Industries Inc (c)	5,610	287,568
Masterbrand Inc (b)(c)	109,410	1,326,049
Owens Corning	10,820	1,296,669
Resideo Technologies Inc (c)	45,060	1,543,756
Tecnoglass Inc	22,464	1,098,714
UFP Industries Inc	15,339	1,584,212
		7,136,968
Commercial Services & Supplies - 2.2%
Brink's Co/The	12,950	1,645,168
Clean Harbors Inc (c)	4,390	1,141,005
GEO Group Inc/The (c)	32,430	518,231
HNI Corp	42,833	2,046,989
MillerKnoll Inc	59,190	1,188,535
Vestis Corp (b)	162,622	1,061,922
		7,601,850
Construction & Engineering - 1.3%
Centuri Holdings Inc (b)(c)	63,661	1,757,044
Fluor Corp (c)	27,289	1,260,479
WillScot Holdings Corp	70,300	1,408,109
		4,425,632
Electrical Equipment - 1.0%
Acuity Inc	4,781	1,478,476
Regal Rexnord Corp	11,057	1,785,706
Thermon Group Holdings Inc (c)	9,180	415,395
		3,679,577
Ground Transportation - 1.6%
ArcBest Corp	11,350	1,023,997
Ryder System Inc	8,792	1,681,734
Saia Inc (c)	4,475	1,498,543
U-Haul Holding Co Class N	29,703	1,524,061
		5,728,335
Machinery - 3.7%
Allison Transmission Holdings Inc	25,717	2,795,439
Flowserve Corp	23,299	1,820,817
Gates Industrial Corp PLC (c)	71,591	1,648,025
JBT Marel Corp	9,540	1,500,737
Mueller Industries Inc	9,310	1,267,463
Oshkosh Corp	13,271	1,908,635
Terex Corp	33,827	1,928,139
		12,869,255
Marine Transportation - 0.4%
Matson Inc	8,140	1,304,842
Passenger Airlines - 0.7%
Delta Air Lines Inc	36,910	2,432,000
Professional Services - 4.2%
Amentum Holdings Inc (c)	57,317	2,050,802
Cbiz Inc (c)	18,640	733,484
Concentrix Corp (b)	37,477	1,399,766
First Advantage Corp (b)(c)	93,527	1,262,615
Genpact Ltd	39,110	1,724,751
KBR Inc	53,984	2,311,055
Maximus Inc	13,310	1,256,996
Science Applications International Corp	7,900	803,904
SS&C Technologies Holdings Inc	31,090	2,545,961
TransUnion	10,200	806,004
		14,895,338
Trading Companies & Distributors - 1.8%
Boise Cascade Co	11,030	891,334
GATX Corp	7,570	1,377,059
Herc Holdings Inc	13,818	1,980,672
McGrath RentCorp	10,132	1,131,643
Rush Enterprises Inc Class A	17,080	1,096,365
		6,477,073
TOTAL INDUSTRIALS		74,379,080
Information Technology - 7.9%
Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics Inc (c)	13,906	1,842,406
Avnet Inc	27,420	1,710,734
CDW Corp/DE	7,580	958,036
Crane NXT Co	31,305	1,581,529
Sanmina Corp (c)	7,340	1,039,931
TD SYNNEX Corp	9,500	1,507,365
		8,640,001
IT Services - 1.1%
ASGN Inc (c)	23,373	1,217,500
GoDaddy Inc Class A (c)	15,290	1,536,951
Kyndryl Holdings Inc (c)	45,760	1,052,479
		3,806,930
Semiconductors & Semiconductor Equipment - 1.1%
First Solar Inc (c)	7,289	1,643,815
ON Semiconductor Corp (c)	37,639	2,254,200
		3,898,015
Software - 0.3%
Gen Digital Inc	54,810	1,314,892
Technology Hardware, Storage & Peripherals - 2.9%
Sandisk Corp/DE	4,830	2,783,288
Western Digital Corp	29,971	7,499,643
		10,282,931
TOTAL INFORMATION TECHNOLOGY		27,942,769
Materials - 5.5%
Chemicals - 2.1%
Avient Corp	8,900	321,735
Corteva Inc	33,945	2,471,196
Ingevity Corp (c)	17,500	1,151,325
Minerals Technologies Inc	1,800	118,368
Mosaic Co/The	51,330	1,411,575
RPM International Inc	3,800	406,448
Scotts Miracle-Gro Co/The	18,420	1,182,932
Westlake Corp (b)	3,543	281,031
		7,344,610
Construction Materials - 0.7%
Eagle Materials Inc	4,040	823,392
GCC SAB de CV	53,708	581,181
Martin Marietta Materials Inc	1,387	904,255
		2,308,828
Containers & Packaging - 1.1%
International Paper Co	12,622	508,919
Silgan Holdings Inc	22,850	985,978
Smurfit WestRock PLC	58,046	2,416,455
		3,911,352
Metals & Mining - 1.5%
Constellium SE (c)	122,209	2,746,036
Reliance Inc	5,267	1,735,477
Steel Dynamics Inc	5,412	971,833
		5,453,346
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	4,663	390,479
TOTAL MATERIALS		19,408,615
Real Estate - 6.2%
Health Care REITs - 1.3%
American Healthcare REIT Inc	33,235	1,559,054
Ventas Inc	29,266	2,273,090
Welltower Inc	3,995	752,498
		4,584,642
Industrial REITs - 1.3%
Americold Realty Trust Inc	79,090	981,507
EastGroup Properties Inc	7,941	1,442,403
Prologis Inc	8,708	1,136,916
Rexford Industrial Realty Inc	22,524	912,898
		4,473,724
Real Estate Management & Development - 0.6%
Compass Inc Class A (c)	172,563	2,160,489
Residential REITs - 0.5%
Sun Communities Inc	13,000	1,656,590
Specialized REITs - 2.5%
CubeSmart	11,230	421,462
Equinix Inc	3,210	2,635,185
Iron Mountain Inc	34,494	3,177,933
Lamar Advertising Co Class A	8,094	1,038,541
Outfront Media Inc	63,860	1,553,075
		8,826,196
TOTAL REAL ESTATE		21,701,641
Utilities - 5.7%
Electric Utilities - 2.8%
Constellation Energy Corp	6,014	1,688,010
Eversource Energy	52,072	3,599,737
PG&E Corp	264,665	4,081,134
		9,368,881
Gas Utilities - 0.8%
UGI Corp	73,315	2,940,665
Independent Power and Renewable Electricity Producers - 1.3%
AES Corp/The	181,868	2,664,366
Vistra Corp	13,030	2,063,301
		4,727,667
Multi-Utilities - 0.8%
Sempra	33,228	2,891,168
TOTAL UTILITIES		19,928,381
TOTAL UNITED STATES		308,139,083
ZAMBIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
First Quantum Minerals Ltd (c)	75,719	2,140,362
TOTAL COMMON STOCKS (Cost $276,101,146)		347,011,501

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (g)	3.82	50,000	49,950
US Treasury Bills 0% 3/12/2026 (g)	3.58	70,000	69,731
US Treasury Bills 0% 3/5/2026 (g)	3.59 to 3.66	40,000	39,876
US Treasury Bills 0% 4/16/2026 (g)	3.59	30,000	29,782
US Treasury Bills 0% 4/23/2026 (g)	3.59	20,000	19,841
US Treasury Bills 0% 4/9/2026 (g)	3.55	40,000	39,737
TOTAL U.S. TREASURY OBLIGATIONS (Cost $248,904)			248,917

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.70	5,378,578	5,379,654
Fidelity Securities Lending Cash Central Fund (h)(i)	3.70	8,645,659	8,646,524
TOTAL MONEY MARKET FUNDS (Cost $14,026,164)			14,026,178

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $290,376,214)	361,286,596
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(9,149,142)
NET ASSETS - 100.0%	352,137,454

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	10	3/2026	3,447,500	(2,192)

The notional amount of long futures as a percentage of Net Assets is 1.0%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,010,778 or 0.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,010,778 or 0.6% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $248,917.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $981,574.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,734,917	33,711,108	31,066,245	30,038	(126)	-	5,379,654	5,378,578	0.0%
Fidelity Securities Lending Cash Central Fund	13,612,138	20,819,111	25,784,786	7,577	61	-	8,646,524	8,645,659	0.0%
Total	16,347,055	54,530,219	56,851,031	37,615	(65)	-	14,026,178

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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